Other income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Other income
Gain on sale of equipment	$ (62)	$ (1,162)	$ (205)	$ (1,340)
Gain on sale of equipment		(1,155)
Insurance recovery				(40)
Total	$ (61)	$ (1,155)	$ (205)	$ (1,380)